Exhibit 99.1

World Omni Auto Receivables Trust 2016-B
Monthly Servicer Certificate
April 30, 2018

Dates Covered
Collections Period	04/01/18 - 04/30/18
Interest Accrual Period	04/16/18 - 05/14/18
30/360 Days	30
Actual/360 Days	29
Distribution Date	05/15/18

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 03/31/18	485,261,309.38	28,047
Yield Supplement Overcollateralization Amount 03/31/18	19,425,812.83	0
Receivables Balance 03/31/18	504,687,122.21	28,047
Principal Payments	19,149,481.64	798
Defaulted Receivables	1,143,603.02	61
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 04/30/18	18,365,701.02	0
Pool Balance at 04/30/18	466,028,336.53	27,188

Pool Statistics	$ Amount	# of Accounts
Pool Factor	47.94%
Prepayment ABS Speed	1.41%
Aggregate Starting Principal Balance	1,010,382,244.86	45,848

Delinquent Receivables:
Past Due 31-60 days	9,156,719.42	475
Past Due 61-90 days	2,630,561.81	136
Past Due 91-120 days	618,902.50	33
Past Due 121+ days	0.00	0
Total	12,406,183.73	644

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.56%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.67%
Delinquency Trigger Occurred	NO

Recoveries	684,978.14
Aggregate Net Losses/(Gains) - April 2018	458,624.88
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	1.09%
Prior Net Losses Ratio	1.35%
Second Prior Net Losses Ratio	0.77%
Third Prior Net Losses Ratio	1.77%
Four Month Average	1.25%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.72%

Overcollateralization Target Amount	20,971,275.14
Actual Overcollateralization	20,971,275.14
Weighted Average APR	3.92%
Weighted Average APR, Yield Adjusted	5.99%
Weighted Average Remaining Term	47.83

Flow of Funds	$ Amount

Collections	21,446,009.91
Investment Earnings on Cash Accounts	50,575.40
Servicing Fee	(420,572.60)
Transfer to Collection Account	0.00
Available Funds	21,076,012.71

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	478,865.34
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	37,497.75
(5) Noteholders' Second Priority Principal Distributable Amount	0.00
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	18,367,489.07
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9)(a) Supplemental Reserve Amount	2,192,160.55
(9)(b) Distribution to Certificateholders	0.00

Total Distributions of Available Funds	21,076,012.71

Servicing Fee	420,572.60
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	915,480,000.00
Original Class B	26,010,000.00

Total Class A & B
Note Balance @ 04/16/18	463,424,550.46
Principal Paid	18,367,489.07
Note Balance @ 05/15/18	445,057,061.39

Class A-1
Note Balance @ 04/16/18	0.00
Principal Paid	0.00
Note Balance @ 05/15/18	0.00
Note Factor @ 05/15/18	0.0000000%

Class A-2
Note Balance @ 04/16/18	37,934,550.46
Principal Paid	18,367,489.07
Note Balance @ 05/15/18	19,567,061.39
Note Factor @ 05/15/18	6.0392165%

Class A-3
Note Balance @ 04/16/18	324,000,000.00
Principal Paid	0.00
Note Balance @ 05/15/18	324,000,000.00
Note Factor @ 05/15/18	100.0000000%

Class A-4
Note Balance @ 04/16/18	75,480,000.00
Principal Paid	0.00
Note Balance @ 05/15/18	75,480,000.00
Note Factor @ 05/15/18	100.0000000%

Class B
Note Balance @ 04/16/18	26,010,000.00
Principal Paid	0.00
Note Balance @ 05/15/18	26,010,000.00
Note Factor @ 05/15/18	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	516,363.09
Total Principal Paid	18,367,489.07
Total Paid	18,883,852.16

Class A-1
Coupon	0.70000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	1.10000%
Interest Paid	34,773.34
Principal Paid	18,367,489.07
Total Paid to A-2 Holders	18,402,262.41

Class A-3
Coupon	1.30000%
Interest Paid	351,000.00
Principal Paid	0.00
Total Paid to A-3 Holders	351,000.00

Class A-4
Coupon	1.48000%
Interest Paid	93,092.00
Principal Paid	0.00
Total Paid to A-4 Holders	93,092.00

Class B
Coupon	1.73000%
Interest Paid	37,497.75
Principal Paid	0.00
Total Paid to B Holders	37,497.75

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.5484531
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	19.5089582
Total Distribution Amount	20.0574113

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.1073251
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	56.6897811
Total A-2 Distribution Amount	56.7971062

A-3 Interest Distribution Amount	1.0833333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	1.0833333

A-4 Interest Distribution Amount	1.2333333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.2333333

B Interest Distribution Amount	1.4416667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.4416667

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Reserve Account
Balance as of 04/16/18	19,926,766.95
Investment Earnings	24,587.44
Investment Earnings Paid	(24,587.44)
Deposit/(Withdrawal)	2,192,160.55
Balance as of 05/15/18	22,118,927.50
Change	2,192,160.55

Total Reserve Amount	22,118,927.50